Summary of significant accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Reconciliation of Amounts of Lease Liability on Initial Application of IFRS 16
The following table reconciles our operating lease commitments at October 31, 2019 to the lease obligations recognized on initial application of IFRS 16 at November 1, 2019.

(Millions of Canadian dollars)
Lease commitments disclosed as at October 31, 2019	$6,175
Less: commitments related to non-recoverable tax	(360)
Less: commitments for contracts not yet commenced	(240)
Less: recognition exemption adopted for short-term and low-value leases	(83)
Plus: commitments for renewal options reasonably certain to be exercised	977
Other	(26)
Adjusted operating lease commitments as at October 31, 2019	6,443
Discounted as at November 1, 2019	5,557
Finance lease liabilities recognized as at October 31, 2019	49
Lease liabilities recognized as at November 1, 2019	$5,606